OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,330.0	$ 1,231.0	$ 1,227.0
Social security costs	176.0	178.0	129.0
Pension costs (including retirement healthcare	65.0	64.0	23.0
Share-based payments	35.0	31.0	27.0
Staff costs	$ 1,606.0	1,504.0	$ 1,406.0
Wages and salaries cost		$ 1,231.0
Average number of employees | employee	16,681	16,333	15,584
Audit services:
Group accounts	$ 2.6	$ 2.4	$ 2.0
Local statutory audit pursuant to legislation	3.4	2.0	2.0
Non-audit services		0.1	0.5
Compliance services			0.1
Total auditor's remuneration	6.0	4.5	4.6
UK Plan
Disclosure of operating profit [line items]
Past service credit			(49.0)
United Kingdom
Audit services:
Total auditor's remuneration	2.4	2.5	2.5
Outside the UK
Audit services:
Total auditor's remuneration	$ 3.6	2.0	$ 2.1
Previously Reported
Disclosure of operating profit [line items]
Wages and salaries cost		$ 1,157.0